Business and Basis of Presentation (Notes)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, consolidation and presentation of financial statements disclosure
1. Business and Basis of Presentation
MPM Holdings Inc. (“Momentive”) is a holding company that conducts substantially all of its business through its subsidiaries. Momentive’s wholly owned subsidiary, MPM Intermediate Holdings Inc. (“Intermediate Holdings”), is a holding company for its wholly owned subsidiary, Momentive Performance Materials Inc. (“MPM”) and its subsidiaries. Momentive became the indirect parent company of MPM in accordance with MPM’s plan of reorganization (the “Plan”) pursuant to MPM’s emergence from Chapter 11 bankruptcy on October 24, 2014 (the “Effective Date” or the “Emergence Date”). Prior to its reorganization, MPM, through a series of intermediate holding companies, was controlled by investment funds managed by affiliates of Apollo Management Holdings, L.P. (together with Apollo Global Management, LLC and subsidiaries, “Apollo”). Unless otherwise noted, references to “we,” “us,” “our” or the “Company” refer collectively to Momentive and MPM and their subsidiaries, and, unless otherwise noted, the information provided pertains to both Momentive and MPM. Differences between the financial results of Momentive and MPM represent certain management expenses of and cash received by Momentive and therefore are not consolidated within the results of MPM.
Based in Waterford, New York, the Company, as detailed in footnote 10, effective Q3 2017, is comprised of four operating and reportable segments: Performance Additives, Formulated and Basic Silicones, Quartz Technologies, and Corporate. Performance Additives is a global business engaged in the manufacture, sale and distribution of specialty silanes, silicone fluids and urethane additives. Formulated and Basic Silicones is a global business engaged in the manufacture, sale and distribution of sealants, electronics materials, coatings, elastomers and basic silicone fluids. Quartz Technologies, also a global business, is engaged in the manufacture, sale and distribution of high-purity fused quartz and ceramic materials. Corporate includes corporate, general and administrative expenses that are not allocated to the other segments, such as certain shared service and other administrative functions.
On April 13, 2014 (the “Petition Date”), Momentive Performance Materials Holdings Inc. (MPM’s direct parent prior to October 24, 2014) (“Old MPM Holdings”), MPM and certain of its U.S. subsidiaries (collectively, the “Debtors”) filed voluntary petitions for reorganization (the “Bankruptcy Filing”) under Chapter 11 (“Chapter 11”) of the U.S. Bankruptcy Code (the “Bankruptcy Code”) in the United States Bankruptcy Court for the Southern District of New York (the “Court”). The Chapter 11 proceedings were jointly administered under the caption In re MPM Silicones, LLC, et al., Case No. 14-22503. The Debtors continued to operate their businesses as “debtors-in-possession” under the jurisdiction of the Court and in accordance with the applicable provisions of the Bankruptcy Code and orders of the Court through the Effective Date.
The unaudited Condensed Consolidated Financial Statements include the accounts of the Company, its majority-owned subsidiaries in which minority shareholders hold no substantive participating rights. Intercompany accounts and transactions are eliminated upon consolidation. In the opinion of management, all adjustments consisting of normal, recurring adjustments considered necessary for a fair statement have been included. Results for the interim periods are not necessarily indicative of results for the entire year.
Year-end condensed consolidated balance sheet data was derived from audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States of America (“U.S. GAAP”). Pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”), certain information and disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. These unaudited Condensed Consolidated Financial Statements should be read in conjunction with the audited Consolidated Financial Statements and the accompanying notes included in Momentive, MPM and their subsidiaries’ most recent Annual Report on Form 10-K for the year ended December 31, 2016.
During the three months ended June 30, 2017, the Company recorded an out-of-period correction totaling approximately $1 related to the reversal of capitalized interest on a capital project in progress between November 2014 and March 2017.  Also during the three months ended March 31, 2017, the Company recorded an another out-of-period adjustment of $1 related to the correction of 2016 sales commissions to employees.  After evaluating the quantitative and qualitative aspects of the above adjustments, the Company concluded the effect of these adjustments was not material to the current periods presented as well as any previously issued consolidated financial statements or expected annual results for 2017.

Business and Basis of Presentation
Based in Waterford, NY, Momentive Performance Materials Inc. (the “Company” or “MPM”), is comprised of two reportable segments: Silicones and Quartz. Silicones is a global business engaged in the manufacture, sale and distribution of silanes, specialty silicones and urethane additives. Quartz, also a global business, is engaged in the manufacture, sale and distribution of high-purity fused quartz and ceramic materials.
As a result of the Company’s reorganization and emergence from Chapter 11 bankruptcy on October 24, 2014 (the “Effective Date”), the Company’s direct parent became MPM Intermediate Holdings Inc., a holding company and wholly owned subsidiary of MPM Holdings Inc. (“Momentive”), the ultimate parent entity of MPM. Prior to its reorganization, the Company, through a series of intermediate holding companies, was controlled by investment funds managed by affiliates of Apollo Management Holdings, L.P. (together with Apollo Global Management, LLC and subsidiaries, “Apollo”).
Upon emergence from bankruptcy on the Effective Date, the Company adopted fresh start accounting which resulted in the creation of a new entity for financial reporting purposes. As a result of the application of fresh start accounting, as well as the effects of the implementation of the Plan, the Consolidated Financial Statements on or after October 24, 2014 are not comparable with the Consolidated Financial Statements prior to that date. Refer to Note 2 for additional information.

References to “Successor” or “Successor Company” relate to the financial position and results of operations of the reorganized Company subsequent to October 24, 2014. References to “Predecessor” or “Predecessor Company” refer to the financial position and results of operations of the Company prior to October 24, 2014.

During the three months ended December 31, 2015, the Company recorded out-of-period adjustments totaling approximately $3. A $2 adjustment related to property taxes should have been originally recorded in each of the second and third quarters of 2015 ($1). The remaining $1 adjustment related to income taxes and should have been originally recorded in the second quarter of 2015. The adjustments decreased pretax income and net income for the three months ended December 31, 2015 by $2 and $3, respectively. After evaluating the quantitative and qualitative aspects of the adjustments, the Company concluded the effect of these adjustments was not material to any previously issued consolidated financial statements or the annual results for 2015.